Properties (Tables)	12 Months Ended
Dec. 31, 2017
Properties
Properties including capital leases

		December 31, 2017			December 31, 2016
	Depreciation		Accumulated			Accumulated
In millions	rate	Cost	depreciation	Net	Cost	depreciation	Net
Properties including capital leases
Track and roadway (1)	2%	$35,268	$7,924	$27,344	$34,684	$7,744	$26,940
Rolling stock	5%	6,378	2,629	3,749	6,493	2,521	3,972
Buildings	2%	1,864	678	1,186	1,851	652	1,199
Information technology (2)	9%	1,408	644	764	1,198	628	570
Other	4%	1,951	805	1,146	1,941	867	1,074
Total properties including capital leases		$46,869	$12,680	$34,189	$46,167	$12,412	$33,755

Capital leases included in properties

Capital leases included in properties
Track and roadway (3)	$415	$75	$340	$415	$70	$345
Rolling stock	5	-	5	370	138	232
Buildings	109	30	79	109	28	81
Other	118	15	103	131	30	101
Total capital leases included in properties	$647	$120	$527	$1,025	$266	$759

(1)	As at December 31, 2017, includes land of $2,314 million (2016 - $2,446 million).
(2)	During 2017, the Company capitalized costs for internally developed software of $139 million (2016 - $106 million).
(3)	As at December 31, 2017, includes right-of-way access of $108 million (2016 - $108 million).